Trade and other payables	12 Months Ended
Dec. 31, 2018
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Trade and other payables
33.	Trade and other payables

	2018	2017
Payable to suppliers	2,372,512	2,527,152
Taxes payable	465,966	415,650
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	455,496	305,208
Accrued selling and marketing expenses	91,747	79,011
Other	402,453	369,445

	3,788,174	3,696,466

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group but not yet invoiced.